SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurement - Fair Value Measurements (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021
Financial Liabilities Fair Value Disclosure [Abstract]
Derivative liabilities		$ 1,058,633
Significant Unobservable Inputs (Level 3)
Financial Liabilities Fair Value Disclosure [Abstract]
Derivative liabilities		1,058,633
Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Derivative liabilities	$ 893,925	1,058,633
Financial Liabilities Fair Value Disclosure, Total	893,925	1,058,633
Recurring | Significant Unobservable Inputs (Level 3)
Financial Liabilities Fair Value Disclosure [Abstract]
Derivative liabilities	893,925	1,058,633
Financial Liabilities Fair Value Disclosure, Total	$ 893,925	$ 1,058,633